Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Financial liabilities at fair value through profit or loss [abstract]
Table of Derivative Financial Liabilities FVTPL

	December 31, 2020 (*)	December 31, 2019 (*)
Foreign Currency Forwards	188,694	3,984,235
Interest Rate Swaps	—	199,291

TOTAL	188,694	4,183,526

Table of Trading Liabilities FVTPL

	December 31, 2020	December 31, 2019
Short sold positions	—	790,707

TOTAL	—	790,707